COST OF SALES - Disclosure of cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost Of Sales [abstract]
Site operating costs	$ 216,415	$ 244,611
Transportation costs	18,248	17,832
Changes in inventories of finished goods	939	(5,570)
Changes in inventories of ore stockpiles	(11,361)	1,677
Production costs	224,241	258,550
Depletion and amortization	95,301	109,756
Cost of sales	$ 319,542	$ 368,306